Share Options (Details) - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors - Board of Directors [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Options (Details) - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors [Line Items]
Number of Share Options, Outstanding Begining Balance	1,570,991	1,367,168	1,254,000
Weighted Average Exercise Price, Outstanding Begining Balance	$ 1.78	$ 1.75	$ 1.7
Weighted average remaining contractual life, Outstanding Begining Balance	4 years 11 months 19 days	5 years 8 months 19 days	6 years 1 month 13 days
Intrinsic value, Outstanding Begining Balance	$ 2,435	$ 4,860	$ 125
Number of Share Options, Granted	151,600	286,875	214,688
Weighted Average Exercise Price, Granted	$ 2.88	$ 1.83	$ 2.05
Weighted average remaining contractual life, Granted			9 years 7 months 20 days
Intrinsic value, Granted
Number of Share Options, Exercised	(168,447)
Weighted Average Exercise Price, Exercised	$ 0.29
Weighted average remaining contractual life, Exercised
Intrinsic value, Exercised
Number of Share Options, Forfeited or expired	(258,777)	(83,052)	(101,520)
Weighted Average Exercise Price, Forfeited or expired	$ 1.81	$ 1.45	$ 1.8
Weighted average remaining contractual life, Forfeited or expired
Intrinsic value, Forfeited or expired
Number of Share Options, Outstanding Ending Balance	1,295,367	1,570,991	1,367,168
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.09	$ 1.78	$ 1.75
Weighted average remaining contractual life, Outstanding Ending Balance	6 years 14 days	4 years 11 months 19 days	5 years 8 months 19 days
Intrinsic value, Outstanding Ending Balance	$ 84	$ 2,435	$ 4,860
Number of Share Options, Exercisable	863,616	1,048,297	927,988
Weighted Average Exercise Price, Exercisable	$ 2.07	$ 1.7	$ 1.6
Weighted average remaining contractual life, Exercisable	4 years 8 months 12 days	3 years 2 months 12 days	4 years 3 months
Intrinsic value, Exercisable	$ 84	$ 1,677	$ 3,429